Employee costs and share plans for employees - Employee costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee costs and share plans for employees
Wages and salaries	$ 8,656	$ 7,633	$ 6,273
Social security costs	991	886	726
Pension costs	546	564	435
Other employment costs	1,338	1,192	813
Total employee benefits expense	11,531	10,275	8,247
Severance costs	$ 227	$ 238	$ 116